ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of AGM Holdings' Subsidiaries

As of June 30, 2025, AGM Holdings’ subsidiaries are as follows:

			Percentage of
	Date of	Place of	Effective
Name	Incorporation	Incorporation	Ownership	Principal Activities
AGM Technology Limited (“AGM HK “)	May 21, 2015	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)	November 13, 2015	China	100%	Software development and provider
AGM Software Service LTD (“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)*	June 17, 2021	China	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Defi Lab Pte Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 8, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)	October 21, 2021	China	100%	Software development and provider
AGM Electronic Technology Limited (“AGM Electronic”)	January 26, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limted (“AGM Canada”)	April 17, 2024	Canada	100%	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”)	April 26, 2024	China	100%	Software development and provider
AGM Energy Corp. (“AGM Energy”)	October 1, 2024	Canada	49%	Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”)	December 4, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment